Form N-1A Supplement	Aug. 05, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

HSBC FUNDS

HSBC U.S. Government Money Market Fund

HSBC U.S. Treasury Money Market Fund

Supplement dated August 5, 2026

to the Prospectus and Statement of Additional Information (“SAI”),

each dated February 28, 2026

Upon the recommendation of HSBC Global Asset Management (USA) Inc. (the “Adviser”), the Board of Trustees of HSBC Funds (the “Trust”) has approved: (i) the conversion of the outstanding Intermediary Class Shares of the HSBC U.S. Government Money Market Fund (the “Government Fund”) and the HSBC U.S. Treasury Money Market Fund (the “Treasury Fund,” and with the Government Fund, the “Funds”) into Intermediary Service Class Shares of the same respective Fund; (ii) the termination of the Intermediary Class Shares of the Funds; and (iii) the elimination of the shareholder servicing fees for Intermediary Service Class Shares and Class P Shares of the Funds. These changes will take effect on or about September 11, 2026, or on such other date as the officers of the Trust determine (the “Effective Date”).

Effective immediately, the Funds will no longer sell Intermediary Class Shares to new investors or existing shareholders (except through reinvested dividends), including through exchanges into each Fund. Investors may continue to redeem shares of each Fund prior to the Effective Date.

As a result, effective on the Effective Date, the following changes are being made to the Prospectus and SAI:

1. All references to Intermediary Class Shares of the Government and Treasury Funds are eliminated.

2. The section entitled “HSBC U.S. Government Money Market Fund-Summary Section-Fees and Expenses of the Fund” on page 3 of the Prospectus is hereby deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay as a percentage of the value of your investment)	Class A	Class I	Intermediary Service Class	Class P	Class Y
Management Fee	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fee	0.00%	0.00%	0.00%	0.00%	0.00%
Other Expenses:
Shareholder Servicing Fee (1)	0.25%	0.00%	0.00%	0.00%	0.00%
Other Operating Expenses (2)	0.14%	0.04%	0.14%	0.14%	0.14%
Total Other Expenses	0.39%	0.04%	0.14%	0.14%	0.14%
Total Annual Fund Operating Expenses (1)(2)	0.49%	0.14%	0.24%	0.24%	0.24%
Fee Waiver and/or Expense Reimbursement (3)	-	-	0.05%	0.05%	-
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (2)	0.49%	0.14%	0.19%	0.19%	0.24%

(1)	Effective September 11, 2026, there is no longer a Shareholder Servicing Fee for the Intermediary Service Class and Class P Shares of the Fund. Total Annual Fund Operating Expenses have been restated to reflect the removal of the Shareholder Servicing Fee for the Intermediary Service Class and Class P Shares of the Fund.

(2)	The Total Annual Fund Operating Expenses may not equal the expense ratio stated in the Fund’s most recent annual report and financial highlights. The expense ratio in the financial highlights reflects the operating expenses of the Fund and does not include indirect expenses associated with the Fund’s investments in other money market funds (acquired fund fees and expenses). Without acquired fund fees and expenses, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement would have been 0.48%, 0.13%, 0.18%, 0.18% and 0.23% for Class A Shares, Class I Shares, Intermediary Service Shares, Class P Shares and Class Y Shares, respectively.

(3)	HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (the “Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) to an annual rate of 0.14%, 0.18% and 0.18% for Class I Shares, Intermediary Service Shares and Class P Shares, respectively. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years, calculated monthly from when the waiver or reimbursement was recorded, to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until February 28, 2027. The Expense Limitation Agreement shall terminate upon the termination of the Investment Advisory Contract between the Fund and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust’s Board of Trustees.

3. The section entitled “HSBC U.S. Treasury Money Market Fund-Summary Section-Fees and Expenses of the Fund” on page 9 of the Prospectus is hereby deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay as a percentage of the value of your investment)	Class A	Class I	Intermediary Service Class	Class P	Class Y
Management Fee	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fee	0.00%	0.00%	0.00%	0.00%	0.00%
Other Expenses:
Shareholder Servicing Fee (1)	0.25%	0.00%	0.00%	0.00%	0.00%
Other Operating Expenses	0.15%	0.05%	0.15%	0.15%	0.15%
Total Other Expenses	0.40%	0.05%	0.15%	0.15%	0.15%
Total Annual Fund Operating Expenses (1)	0.50%	0.15%	0.25%	0.25%	0.25%
Fee Waiver and/or Expense Reimbursement (2)	-	0.01%	0.07%	0.07%	-
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.50%	0.14%	0.18%	0.18%	0.25%

(1)	Effective September 11, 2026, there is no longer a Shareholder Servicing Fee for the Intermediary Service Class and Class P Shares of the Fund. Total Annual Fund Operating Expenses have been restated to reflect the removal of the Shareholder Servicing Fee for the Intermediary Service Class and Class P Shares of the Fund.

(2)	HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (the “Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 0.14%, 0.18% and 0.18% for Class I Shares, Intermediary Service Shares and Class P Shares, respectively. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years, calculated monthly from when the waiver or reimbursement was recorded, to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until February 28, 2027. The Expense Limitation Agreement shall terminate upon the termination of the Investment Advisory Contract between the Fund and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust’s Board of Trustees.

HSBC U.S. Government Money Market Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

2. The section entitled “HSBC U.S. Government Money Market Fund-Summary Section-Fees and Expenses of the Fund” on page 3 of the Prospectus is hereby deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay as a percentage of the value of your investment)	Class A	Class I	Intermediary Service Class	Class P	Class Y
Management Fee	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fee	0.00%	0.00%	0.00%	0.00%	0.00%
Other Expenses:
Shareholder Servicing Fee (1)	0.25%	0.00%	0.00%	0.00%	0.00%
Other Operating Expenses (2)	0.14%	0.04%	0.14%	0.14%	0.14%
Total Other Expenses	0.39%	0.04%	0.14%	0.14%	0.14%
Total Annual Fund Operating Expenses (1)(2)	0.49%	0.14%	0.24%	0.24%	0.24%
Fee Waiver and/or Expense Reimbursement (3)	-	-	0.05%	0.05%	-
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (2)	0.49%	0.14%	0.19%	0.19%	0.24%

(1)	Effective September 11, 2026, there is no longer a Shareholder Servicing Fee for the Intermediary Service Class and Class P Shares of the Fund. Total Annual Fund Operating Expenses have been restated to reflect the removal of the Shareholder Servicing Fee for the Intermediary Service Class and Class P Shares of the Fund.

(2)	The Total Annual Fund Operating Expenses may not equal the expense ratio stated in the Fund’s most recent annual report and financial highlights. The expense ratio in the financial highlights reflects the operating expenses of the Fund and does not include indirect expenses associated with the Fund’s investments in other money market funds (acquired fund fees and expenses). Without acquired fund fees and expenses, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement would have been 0.48%, 0.13%, 0.18%, 0.18% and 0.23% for Class A Shares, Class I Shares, Intermediary Service Shares, Class P Shares and Class Y Shares, respectively.

(3)	HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (the “Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) to an annual rate of 0.14%, 0.18% and 0.18% for Class I Shares, Intermediary Service Shares and Class P Shares, respectively. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years, calculated monthly from when the waiver or reimbursement was recorded, to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until February 28, 2027. The Expense Limitation Agreement shall terminate upon the termination of the Investment Advisory Contract between the Fund and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust’s Board of Trustees.

HSBC U.S. Treasury Money Market Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

3. The section entitled “HSBC U.S. Treasury Money Market Fund-Summary Section-Fees and Expenses of the Fund” on page 9 of the Prospectus is hereby deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay as a percentage of the value of your investment)	Class A	Class I	Intermediary Service Class	Class P	Class Y
Management Fee	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fee	0.00%	0.00%	0.00%	0.00%	0.00%
Other Expenses:
Shareholder Servicing Fee (1)	0.25%	0.00%	0.00%	0.00%	0.00%
Other Operating Expenses	0.15%	0.05%	0.15%	0.15%	0.15%
Total Other Expenses	0.40%	0.05%	0.15%	0.15%	0.15%
Total Annual Fund Operating Expenses (1)	0.50%	0.15%	0.25%	0.25%	0.25%
Fee Waiver and/or Expense Reimbursement (2)	-	0.01%	0.07%	0.07%	-
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.50%	0.14%	0.18%	0.18%	0.25%

(1)	Effective September 11, 2026, there is no longer a Shareholder Servicing Fee for the Intermediary Service Class and Class P Shares of the Fund. Total Annual Fund Operating Expenses have been restated to reflect the removal of the Shareholder Servicing Fee for the Intermediary Service Class and Class P Shares of the Fund.

(2)	HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (the “Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 0.14%, 0.18% and 0.18% for Class I Shares, Intermediary Service Shares and Class P Shares, respectively. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years, calculated monthly from when the waiver or reimbursement was recorded, to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until February 28, 2027. The Expense Limitation Agreement shall terminate upon the termination of the Investment Advisory Contract between the Fund and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust’s Board of Trustees.